SHARE CAPITAL - Additional Information (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Feb. 29, 2016 shares	Dec. 31, 2018 USD ($) vessel $ / shares shares	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common Stock, value, authorized | $	$ 7,500,000				$ 10,000,000	$ 7,500,000
Common stock, shares, authorized (in shares)	150,000,000				200,000,000	150,000,000
Share capital, par value (in dollars per share) | $ / shares	$ 0.05				$ 0.05	$ 0.05
Number of vessels acquired | vessel			16			16
Shares issued (in shares)				68,700,000	0	16,372,505
Entity Common Stock, Shares Outstanding					144,272,697
Share capital, shares outstanding (in shares)	142,197,697				144,272,697	142,197,697
Common Stock [Member]
Class of Stock [Line Items]
Shares issued (in shares)					2,075,000	36,232,505	71,430,612
Share capital, shares outstanding (in shares)	142,197,697				144,272,697	142,197,697	105,965,192	34,535,128
Common Stock [Member] | Equity Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of shares | $		$ 66,000,000	$ 60,000,000
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Shares issued (in shares)		7,764,705	8,607,800
2016 Share Option Scheme [Member]
Class of Stock [Line Items]
Shares issued for Equity Incentive Plan (in shares)	60,000				75,000	60,000
Proceeds from issuance of shares | $	$ 300,000				$ 300,000
Hemen Holdings Ltd [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel					1	3
Shares issued for consideration (in shares)					2,000,000	5,300,000
Quintana Vessels [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel						14
Quintana Shipping Ltd [Domain]
Class of Stock [Line Items]
Number of vessels acquired | vessel						14
Shares issued for consideration (in shares)					0	14,500,000
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel			14			14